Item 1. Report to Shareholders

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Investor Class
               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of
period         $  18.80   $  12.43   $  20.92   $  35.57   $  63.71   $  37.67

Investment
activities

  Net investment
  income (loss)   (0.07)     (0.11)     (0.14)     (0.18)     (0.29)     (0.09)

  Net realized
  and unrealized
  gain (loss)      0.07       6.48      (8.35)    (14.47)    (20.57)     36.85

  Total from
  investment
  activities       0.00       6.37      (8.49)    (14.65)    (20.86)     36.76

Distributions

  Net realized
  gain               --         --         --         --      (7.28)    (10.72)

NET ASSET VALUE

End of period  $  18.80   $  18.80   $  12.43   $  20.92   $  35.57   $  63.71
               ---------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      0.00%     51.25%    (40.58)%   (41.19)%   (34.19)%   100.99%

Ratio of total
expenses to
average net
assets             1.02%+     1.09%       1.11%      1.00%      0.86%     0.87%

Ratio of net
investment income
(loss) to average
net assets       (0.73)%+   (0.73)%     (0.87)%    (0.73)%    (0.55)%   (0.26)%

Portfolio
turnover rate      58.8%+     47.8%       60.8%     143.6%     134.1%    128.0%

Net assets,
end of period
(in millions)   $  4,139   $  4,380    $  2,839   $  5,209   $  8,892  $ 12,271


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+     Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00
NET ASSET VALUE

Beginning of
period               $   18.80   $   12.42   $   20.90   $   35.54   $   71.08

Investment
activities

  Net investment
  income (loss)          (0.07)      (0.13)      (0.12)      (0.17)      (0.13)

  Net realized
  and unrealized
  gain (loss)             0.08        6.51       (8.36)     (14.47)     (28.13)

  Total from
  investment
  activities              0.01        6.38       (8.48)     (14.64)     (28.26)

Distributions

  Net realized
  gain                      -           -           -           -        (7.28)

NET ASSET VALUE

End of period        $   18.81   $   18.80   $   12.42   $   20.90   $   35.54
                     ---------------------------------------------------------
Ratios/
Supplemental
Data

Total return^             0.05%      51.37%     (40.57)%    (41.19)%   (41.06)%

Ratio of total
expenses to
average net
assets                    1.04%+      1.05%        1.08%       0.99%      1.09%+

Ratio of net
investment income
(loss) to average
net assets              (0.75)%+    (0.69)%      (0.83)%     (0.71)%      0.80%+

Portfolio
turnover rate             58.8%+      47.8%        60.8%      143.6%     134.1%+

Net assets,
end of period
(in thousands)        $ 632,067   $ 656,154    $ 346,768   $ 554,665  $ 829,024


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+     Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS   99.2%

HARDWARE   9.8%

Enterprise Hardware   8.3%
Dell *                                           5,150,000              184,473

EMC *                                            3,800,000               43,320

Hewlett-Packard                                  2,500,000               52,750

Lexmark International, Class A *                   400,000               38,612

QLogic *                                         2,800,000               74,452

                                                                        393,607

Supply Chain & Electronic
Manufacturing   1.5%
CDW                                                300,000               19,128

Flextronics *                                    2,500,000               39,875

Sanmina-SCI *                                    1,500,000               13,650

                                                                         72,653

Total Hardware                                                          466,260


HEALTH CARE   2.7%

Biotechnology   1.1%
Biogen Idec *                                      200,000               12,650

Cephalon *                                         400,000               21,600

MedImmune *                                        800,000               18,720

                                                                         52,970

Medical Devices   0.1%
Johnson & Johnson                                  100,000                5,570

                                                                          5,570

Pharmaceuticals   1.5%
Forest Laboratories *                              850,000               48,136

Merck                                              250,000               11,875

Pfizer                                             350,000               11,998

                                                                         72,009

Total Health Care                                                       130,549

IT SERVICES   8.0%

IT Services   3.2%
Accenture, Class A *                             2,000,000               54,960

IBM                                              1,100,000               96,965

                                                                        151,925

Processors   4.8%
Certegy                                            700,000               27,160

DST Systems *                                      100,000                4,809

First Data                                       1,000,000               44,520

Fiserv *                                         2,400,000               93,336

Paychex                                          1,000,000               33,880

SunGard Data Systems *                           1,000,000               26,000

                                                                        229,705

Total IT Services                                                       381,630


MEDIA   9.8%

Cable & Satellites   1.5%
Comcast, Class A *                               1,000,000               27,610

EchoStar Communications, Class A *               1,350,000               41,513

                                                                         69,123

Gaming   1.2%
International Game Technology                    1,500,000               57,900

                                                                         57,900

Internet   4.3%
eBay *                                             400,000               36,780

InterActiveCorp *                                2,300,000               69,322

Yahoo! *                                         2,750,000               99,907

                                                                        206,009

Media & Entertainment   2.2%
Time Warner *                                    2,500,000               43,950

Viacom, Class B                                  1,750,000               62,510

                                                                        106,460

Radio/ Outdoor Advertising   0.6%
Clear Channel Communications                       800,000               29,560

                                                                         29,560

Total Media                                                             469,052

SEMICONDUCTORS   20.8%

Analog Semiconductors   6.5%
Analog Devices                                   2,750,000              129,470

Intersil Holding, Class A                        1,500,000               32,490

Linear Technology                                  800,000               31,576

Maxim Integrated Products                        1,600,000               83,872

STMicroelectronics ADR                           1,500,000               33,015

                                                                        310,423

Digital Semiconductors   8.9%
Agere Systems, Class A *                         7,000,000               16,100

Altera *                                         1,000,000               22,220

Intel                                            4,000,000              110,400

Marvell Technology Group *                         400,000               10,680

Microchip Technology                             1,900,000               59,926

Samsung Electronics (KRW)                          150,000               61,921

Taiwan Semiconductor
Manufacturing, Warrants, 8/16/05 *              25,000,000               34,255

Texas Instruments                                1,750,000               42,315

Xilinx                                           2,000,000               66,620

                                                                        424,437

Semiconductor Capital Equipment   5.4%
Applied Materials *                              5,000,000               98,100

ASML Holding *                                   1,000,000               17,110

Cabot Microelectronics *                           400,000               12,244

KLA-Tencor *                                     1,200,000               59,256

Novellus Systems *                               2,300,000               72,312

                                                                        259,022

Total Semiconductors                                                    993,882


SOFTWARE   33.3%

Application Software   5.3%
Adobe Systems                                    1,150,000               53,475

Informatica *                                    2,200,000               16,786

SAP (EUR)                                          350,000               58,092

SAP ADR                                          1,800,000               75,258

Siebel Systems *                                 4,800,000               51,264

                                                                        254,875

Consumer Software   2.3%
Electronic Arts *                                  200,000               10,910

Intuit *                                         2,500,000               96,450

                                                                        107,360

Infrastructure Software   12.8%
Microsoft                                       14,250,000              406,980

Oracle *                                        10,500,000              125,265

Red Hat *                                        3,520,000               80,854

                                                                        613,099

Systems Software   10.2%
Mercury Interactive *                            2,650,000              132,050

Network Associates *                             3,500,000               63,455

Symantec *                                       1,100,000               48,158

VeriSign *                                       3,000,000               59,700

VERITAS Software *                               6,600,000              182,820

                                                                        486,183

Technical Software   2.7%
Cadence Design Systems *                         5,800,000               84,854

Synopsys *                                       1,500,000               42,645

                                                                        127,499

Total Software                                                        1,589,016


TELECOM EQUIPMENT   10.3%

Wireless Equipment   2.1%
Nokia ADR                                        2,250,000               32,715

QUALCOMM                                           900,000               65,682

                                                                         98,397

Wireline Equipment   8.2%
Cisco Systems *                                 12,000,000              284,400

Juniper Networks *                               2,750,000               67,567

Nortel Networks *                                7,750,000               38,673

                                                                        390,640

Total Telecom Equipment                                                 489,037

TELECOM SERVICES   0.4%

Wireless-International   0.4%
Vodafone ADR                                       750,000               16,575

Total Telecom Services                                                   16,575

Total Miscellaneous Common Stock 4.1%                                   195,771

Total Common Stocks and
Warrants (Cost  $4,755,014)                                           4,731,772


SHORT-TERM INVESTMENTS   0.8%

Money Market Fund   0.8%
T. Rowe Price Government Reserve
Investment Fund, 1.04% #                        39,426,025               39,426

Total Short-Term Investments
(Cost  $39,426)                                                          39,426

Total Investments in Securities
100.0% of Net Assets (Cost $4,794,440)                            $   4,771,198
                                                                  -------------

(1)   Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

ADR   American Depository Receipts

EUR   Euro

KRW   South Korean won

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(cost $4,794,440)                                                 $   4,771,198

Other assets                                                             47,638

Total assets                                                          4,818,836

Liabilities

Total liabilities                                                        47,521

NET ASSETS                                                        $   4,771,315
                                                                  -------------
Net Assets Consist of:

Undistributed net investment income (loss)                        $    (17,827)

Undistributed net realized gain (loss)                              (5,915,377)

Net unrealized gain (loss)                                             (23,241)

Paid-in-capital applicable to 253,735,507 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                     10,727,760

NET ASSETS                                                       $   4,771,315
                                                                 -------------

NET ASSET VALUE PER SHARE

Investor Class
($4,139,247,845/220,128,609 shares outstanding)                  $       18.80
                                                                 -------------
Advisor Class
($632,067,165/33,606,898 shares outstanding)                     $       18.81
                                                                 -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         6/30/04
Investment Income (Loss)

Income
  Dividend                                                 $              6,842

  Securities lending                                                         87

  Total income                                                            6,929

Expenses
  Investment management                                                  16,153

  Shareholder servicing
    Investor Class                                                        6,952

    Advisor Class                                                           333

  Rule 12b-1 fees-Advisor Class                                             798

  Legal and audit                                                           162

  Prospectus and shareholder reports
    Investor Class                                                          155

    Advisor Class                                                             1

  Custody and accounting                                                    150

  Registration                                                               40

  Directors                                                                   8

  Miscellaneous                                                               4

  Total expenses                                                         24,756

Net investment income (loss)                                            (17,827)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
    Securities                                                          352,647

    Foreign currency transactions                                           (45)

    Net realized gain (loss)                                            352,602

Change in net unrealized gain (loss)
  Securities                                                           (340,615)

  Other assets and liabilities
  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                 (340,614)

Net realized and unrealized gain (loss)                                  11,988

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             (5,839)
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $       (17,827)     $       (29,507)

  Net realized gain (loss)                         352,602              (42,740)

  Change in net unrealized gain (loss)            (340,614)           1,760,368

  Increase (decrease) in net assets
  from operations                                   (5,839)           1,688,121

Capital share transactions *
  Shares sold

    Investor Class                                 354,867            1,012,841

    Advisor Class                                   20,735              146,751

  Shares redeemed

    Investor Class                                (590,196)            (952,995)

    Advisor Class                                  (44,235)             (44,822)

  Increase (decrease) in net assets from
  capital share transactions                      (258,829)             161,775

Net Assets

Increase (decrease) during period                 (264,668)           1,849,896

Beginning of period                              5,035,983            3,186,087

End of period                              $     4,771,315      $     5,035,983
                                           ------------------------------------

(Including undistributed net
investment income (loss) of  $(17,827)
at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold

    Investor Class                                  18,916               66,882

    Advisor Class                                    1,097                9,847

  Shares redeemed

    Investor Class                                 (31,795)             (62,360)

    Advisor Class                                   (2,387)              (2,862)

  Increase (decrease) in shares outstanding        (14,169)              11,507


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation. The fund has two classes of shares: the T. Rowe Price Science & Technology Fund original share class, referred to in this report as the Investor Class, offered since September 30, 1987, and T. Rowe Price Science & Technology Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $218,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,408,027,000 and $1,654,437,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $6,267,968,000 of unused capital loss carryforwards, of which $4,234,327,000 expire in 2009, $1,904,219,000 expire in 2010, and $129,422,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $4,794,440,000. Net unrealized loss aggregated $23,241,000 at period-end, of which $527,964,000 related to appreciated investments and $551,205,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $2,566,000.

The Advisor Class is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended June 30, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $5,244,000 for the six months ended June 30, 2004, of which $1,124,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $16,000 for shareholder servicing costs related to the college savings plans, of which $12,000 was for services provided by Price and $1,000 was payable at period-end. At June 30, 2004, approximately 0.2% of the outstanding shares of the Investor Class were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $330,000.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Science & Technology Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Science & Technology Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004